Equity - Schedule of Non-Controlling Interests (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
385 Homer LLC [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[1]	15.00%
Shenzhen Jinqida Information Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Changsha Xingzhisheng Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Nanjing Juyuan Asset Services Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Chongqing Xinzidao Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Hangzhou Yongsheng Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Shanghai Yiqicheng Real Estate Consulting Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Chongqing Duoduo Fangyi Information Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		20.00%	25.00%
Wuxi Fangyun Digital Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Chengdu Junyi Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Suzhou Tinghaozhu 1 [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[2]	35.00%
Wuhan Qianhe Real Estate Management Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Tuqiang [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[1]	22.20%	22.20%
Shenzhen Jiuzhou Fangyun Digital Live Streaming Industry Technology Co., Ltd. (“Jiuzhou Fangyun”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		47.00%	47.00%
Guiyang Zhuhoufang Commercial Management Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Shanghai Weiming Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Kunshan Huating Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Shenzhen Duobao Fisheries Industry Management Co., Ltd. (“Duobao Fishing”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Shanghai Youxi [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group			49.00%
Shanghai Jirenju Network Technology Co., Ltd. (“Shanghai Jirenju”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[2]		49.00%
Weihang Network Technology (Shanghai) Co., Ltd. (“Weihang Network”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[2]		49.00%
Shenzhen Yuanjing Technology Co., Ltd. (Yuanjing Technology) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[2]		20.00%

[1]	385 Homer LLC was incorporated in California, United States, on December 5, 2024.
[2]	During the year ended December 31, 2025, Shanghai Jirenju, Weihang Network and Yuanjing Technology were fully disposed.